Subordinated Debentures and Trust Preferred Securities	12 Months Ended
Dec. 31, 2025
Subordinated Debentures and Trust Preferred Securities [Abstract]
Subordinated Debentures and Trust Preferred Securities
Note J - Subordinated Debentures and Trust Preferred Securities
On March 22, 2007, a trust formed by Ohio Valley issued $8,500 of adjustable-rate trust preferred securities as part of a pooled offering of such securities. The rate on these trust preferred securities was fixed at 6.58% for five years and then converted to a floating-rate term on March 15, 2012, based on a rate equal to the 3-month LIBOR plus 1.68%.  Beginning September 15, 2023, the rate converted from a 3-month LIBOR index to a 3-month CME Term SOFR index plus a spread adjustment of 0.26% and a margin of 1.68%. The interest rate on these trust preferred securities was 5.66% at December 31, 2025 and 6.33% at December 31, 2024. There were no debt issuance costs incurred with these trust preferred securities. The Company issued subordinated debentures to the trust in exchange for the proceeds of the offering. The subordinated debentures must be redeemed no later than June 15, 2037.

Under the provisions of the related indenture agreements, the interest payable on the trust preferred securities is deferrable for up to five years and any such deferral is not considered a default. During any period of deferral, the Company would be precluded from declaring or paying dividends to shareholders or repurchasing any of the Company’s common stock. Under generally accepted accounting principles, the trusts are not consolidated with the Company. Accordingly, the Company does not report the securities issued by the trust as liabilities and instead reports as liabilities the subordinated debentures issued by the Company and held by the trust. Since the Company’s equity interest in the trusts cannot be received until the subordinated debentures are repaid, these amounts have been netted. The subordinated debentures may be included in Tier 1 capital (with certain limitations applicable) under current regulatory guidelines and interpretations.